Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year(1)			CAP to Goodin ($)(3)	CAP to Kivisto ($)(3)	Average SCT Total Compensation for Non-PEO NEOs ($)(4)	Average CAP to Non-PEO NEOs ($)(5)	Value of Initial Fixed $100 Investment Based on:		Net Income (in thousands) ($)(8)	Company Selected Measure - Adjusted Business Segment Earnings (in thousands) ($)(9)
	SCT Total for PEO
	Goodin ($)(2)	Kivisto ($)(2)					Total Stockholder Return ($)(6)	Peer Group Total Stockholder Return ($)(7)
2024	753,667	5,628,905	1,662,433	8,384,701	1,734,826	1,884,371	184.68	151.51	281,108	315,605
2023	7,100,593	—	4,987,034	—	2,113,640	1,648,546	110.18	136.68	414,707	288,170
2022	5,257,288	—	5,644,274	—	1,901,639	1,998,863	111.98	123.90	367,489	379,149
2021	5,210,467	—	7,143,972	—	1,810,584	2,273,834	110.37	128.00	378,131	385,210
2020	6,423,410	—	5,664,783	—	2,042,921	1,901,274	91.69	101.04	390,205	394,570

Company Selected Measure Name	Adjusted Business Segment Earnings for Incentive Purposes(b)
Named Executive Officers, Footnote	Our PEO for years 2020-23 and part of 2024 was Mr. Goodin. Ms. Kivisto became our PEO upon Mr. Goodin’s retirement. Our non-PEO NEOs were as follows:
•2020-22 - Mr. Vollmer, David C. Barney, Mr. Thiede, and Ms. Kivisto;
•2023 - Mr. Vollmer, Mr. Thiede, Ms. Kivisto, and Ms. Jones; and
•2024 - Mr. Vollmer, Mr. Senger, Ms. Jones, Mr. Johnson, and Mr. Thiede.

Peer Group Issuers, Footnote	Represents the value of $100 invested in the compensation peer group company stock on December 31, 2019, as of December 31, 2020, December 31, 2021, December 31, 2022, December 31, 2023, and December 31, 2024 assuming dividends are reinvested in the compensation peer group stock at the frequency paid. Returns of each peer group company are weighted according to the peer group company’s market capitalization at the beginning of the period. Our compensation benchmarking peer group companies for 2020, 2021, 2022, 2023, and 2024 included:

2020 and 2021	2022 and 2023*	2024**
Alliant Energy Corporation	Alliant Energy Corporation	Alliant Energy Corporation
Ameren Corporation	Ameren Corporation	Ameren Corporation
Atmos Energy Corporation	Atmos Energy Corporation	APi Group Corporation
Black Hills Corporation	Black Hills Corporation	Atmos Energy Corporation
CMS Energy Corporation	CMS Energy Corporation	Avista Corporation
Dycom Industries, Inc.	Dycom Industries, Inc.	Black Hills Corporation
EMCOR Group, Inc.	EMCOR Group, Inc.	CMS Energy Corporation
Evergy, Inc.	Evergy, Inc.	Comfort Systems USA, Inc.
Granite Construction Incorporated	Granite Construction Incorporated	Dycom Industries, Inc.
Jacobs Engineering Group Inc.	KBR, Inc.	EMCOR Group, Inc.
KBR, Inc.	Martin Marietta Materials Inc.	Evergy, Inc.
Martin Marietta Materials Inc.	MasTec, Inc.	KBR, Inc.
MasTec, Inc.	MYR Group Inc.*	MYR Group Inc.
NiSource Inc.	NiSource Inc.	New Jersey Resources Corporation
Pinnacle West Capital Corporation	Pinnacle West Capital Corporation	NiSource Inc.
Portland General Electric Company	Portland General Electric Company	OGE Energy Corp.
Quanta Services, Inc.	Quanta Services, Inc.	Pinnacle West Capital Corporation
Southwest Gas Holdings, Inc.	Southwest Gas Holdings, Inc.	Portland General Electric Company
Summit Materials, Inc.	Summit Materials, Inc.	Primoris Services Corporation
Vulcan Materials Company	Vulcan Materials Company	Southwest Gas Holdings, Inc.
WEC Energy Group, Inc.	WEC Energy Group, Inc.	WEC Energy Group, Inc.
*    Jacobs Engineering Group, Inc. was replaced with MYR Group, Inc. in 2022 due to size.
**     Following completion of the Knife River spinoff, the Compensation Committee revised the peer group. Companies associated with the construction materials industry, namely Granite Construction Incorporated, Martin Marietta Materials, Inc., Summit Materials, Inc., and Vulcan Materials Company were removed. Other companies removed due to size were MasTec, Inc. and Quanta Services, Inc. Companies added to the 2024 peer group included APi Group Corporation, Avista Corporation, Comfort Systems USA, Inc., New Jersey Resources Corporation, OGE Energy Corp., and Primoris Services Corporation.
Total stockholder return for the peer group companies were as follows:

	12/31/2019 ($)	12/31/2020 ($)	12/31/2021 ($)	12/31/2022 ($)	12/31/2023 ($)	12/31/2024 ($)
2020-22 Peer Group	100.00	101.04	128.00	124.22	136.60	173.56
2022-23 Peer Group	100.00	100.01	126.85	123.90	136.68	173.59
2024 Peer Group	100.00	95.85	113.87	115.76	117.03	151.51

PEO Total Compensation Amount		$ 7,100,593	$ 5,257,288	$ 5,210,467	$ 6,423,410
PEO Actually Paid Compensation Amount		4,987,034	5,644,274	7,143,972	5,664,783
Adjustment To PEO Compensation, Footnote	To arrive at 2024 CAP for Mr. Goodin and Ms. Kivisto, total compensation as reported in the SCT was adjusted for the following:

	Goodin ($)	Kivisto ($)
SCT Total Compensation for the PEO	753,667	5,628,905
less: Reported Value of Stock Awards in the SCT(a)	339,417	3,162,624
plus: Equity Award Adjustments(a)(b)	1,248,183	5,918,420
less: Change in Actuarial Present Value of Defined Benefit and Pension Plans as Reported in the SCT	—	—
plus: Aggregate Service Cost and Prior Service Costs on Defined Benefit and Pension Plans	—	—
CAP for the PEO	1,662,433	8,384,701
(a)    Equity compensation grant date and year-end fair value for RSUs were determined by the closing stock price on the grant date or year-end, as applicable.
(b)    Stock Award Adjustments in determining CAP:

PEO	Year-end Fair Value of Equity Awards Granted in the Year that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year-end Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
Goodin	—	823,955	—	2,397,278	(1,973,050)	—	1,248,183
Kivisto	4,616,526	666,658	—	635,236	—	—	5,918,420

Non-PEO NEO Average Total Compensation Amount	$ 1,734,826	2,113,640	1,901,639	1,810,584	2,042,921
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,884,371	1,648,546	1,998,863	2,273,834	1,901,274
Adjustment to Non-PEO NEO Compensation Footnote	To arrive at the Average 2024 CAP for our non-PEO NEOs, total compensation as reported in the SCT was adjusted for the following:

Average of SCT Total Compensation for Non-PEO NEOs	1,734,826
less: Reported Value of Stock Awards in the SCT(a)	810,258
plus: Equity Award Adjustments(a)(b)	959,803
less: Change in Actuarial Present Value of Defined Benefit and Pension Plans as Reported in the SCT	—
plus: Aggregate Service Cost and Prior Service Costs on Defined Benefit and Pension Plans	—
Average CAP for the Non-PEO NEOs	1,884,371
(a)    Equity compensation grant date and year-end fair value for time vesting awards determined by the closing stock price on the grant date or year-end, as applicable.
(b)    Stock Award Adjustments for average non-PEO NEO:

Year	Year-end Fair Value of Equity Awards Granted in the Year that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year-end Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	804,885	255,057	—	233,067	(333,206)	—	959,803

Compensation Actually Paid vs. Total Shareholder Return
CAP vs. TSR
Our TSR is a reflection of our stock price and dividends paid over a period of time and is important to stockholders as it measures the performance of an investment in our Common Stock in the marketplace. The following chart depicts the PEO and average non-PEO NEO CAP compared to the value of $100 invested in Company and peer company stock on December 31, 2019 as of December 31, 2020, December 31, 2021, December 31, 2022, December 31, 2023, and December 31, 2024, assuming dividends are reinvested at the frequency paid.

Compensation Actually Paid vs. Net Income	CAP vs. Net Income The following chart depicts the PEO and average non-PEO NEO CAP compared to the Company’s net income for 2020, 2021, 2022, 2023, and 2024.
Compensation Actually Paid vs. Company Selected Measure
CAP vs. Adjusted Business Segment Earnings
The following chart depicts the PEO and average non-PEO NEO CAP compared to the Company’s Adjusted Business Segment Earnings for 2020, 2021, 2022, 2023, and 2024.

Total Shareholder Return Vs Peer Group
CAP vs. TSR
Our TSR is a reflection of our stock price and dividends paid over a period of time and is important to stockholders as it measures the performance of an investment in our Common Stock in the marketplace. The following chart depicts the PEO and average non-PEO NEO CAP compared to the value of $100 invested in Company and peer company stock on December 31, 2019 as of December 31, 2020, December 31, 2021, December 31, 2022, December 31, 2023, and December 31, 2024, assuming dividends are reinvested at the frequency paid.

Tabular List, Table

Performance Metrics Most Closely Linked to CAP for 2024 (Unranked)
Adjusted Business Segment Earnings
Adjusted Electric and Natural Gas Distribution Segment Earnings
Adjusted Pipeline Segment Earnings

Total Shareholder Return Amount	$ 184.68	110.18	111.98	110.37	91.69
Peer Group Total Shareholder Return Amount	151.51	136.68	123.90	128.00	101.04
Net Income (Loss)	$ 281,108,000	$ 414,707,000	$ 367,489,000	$ 378,131,000	$ 390,205,000
Company Selected Measure Amount	315,605,000	288,170,000	379,149,000	385,210,000	394,570,000
PEO Name		Goodin	Goodin	Goodin	Goodin
Additional 402(v) Disclosure	Represents Mr. Goodin’s total compensation as shown in the SCT for the respective years, and Ms. Kivisto’s total compensation for 2024 as shown in the SCT.Represents the average total compensation of our non-PEO NEOs as shown in the SCT for the respective year.Represents value of $100 invested in Company Stock on December 31, 2019, as of December 31, 2020, December 31, 2021, December 31, 2022, December 31, 2023, and December 31, 2024, assuming dividends are reinvested in company stock at the frequency paid.Represents Net Income reported for the Company in 2020, 2021, 2022, 2023, and 2024. Business segment earnings represent the earnings generated by our business segments, including the Electric and Natural Gas Distribution and Pipeline segments, as well as the Construction Services and Construction Materials and Contracting segments, prior to their spinoffs in 2024 and 2023, respectively. The combined earnings of each of these business segments plus results of activities classified as Other reflect net income as reported in our financial statements as follows:

(shown in thousands)	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Electric and Natural Gas Distribution	121,730	120,079	102,248	103,502	99,650
Pipeline	68,042	46,918	35,288	40,896	37,012
Construction Services	122,031	137,230	124,781	109,402	109,721
Construction Materials and Contracting	—	(18,456)	116,220	129,755	147,325
Business Segment Earnings(a)	311,803	285,771	378,537	383,555	393,708
Other	(30,695)	128,936	(11,048)	(5,424)	(3,503)
Net Income	281,108	414,707	367,489	378,131	390,205

Business Segment Earnings	311,803	285,771	378,537	383,555	393,708
Adjustments approved by the Compensation Committee for Incentive Purposes	3,802	2,399	612	1,655	862
Adjusted Business Segment Earnings for Incentive Purposes(b)	315,605	288,170	379,149	385,210	394,570
(a)    Business Segment Earnings includes earnings from continuing and discontinued operations associated with each business segment.
(b)    Business Segment Earnings are adjusted for certain events approved by the Compensation Committee.
Descriptions of the Information Presented in the Pay Versus Performance Table
We are providing the following graphics to illustrate the relationship between our PEO CAP and our non-PEO NEOs’ CAP as a group and Company performance, as set forth and described in and under Pay Versus Performance, including the Company’s cumulative TSR, net income, and Adjusted Business Segment Earnings. In addition, we are providing a graphic to illustrate the relationship between the Company’s cumulative TSR and our compensation benchmarking peer group’s cumulative TSR. PEO CAP 1 refers to Mr. Goodin and PEO CAP 2 refers to Ms. Kivisto.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Business Segment Earnings
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Electric and Natural Gas Distribution Segment Earnings
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Pipeline Segment Earnings
Goodin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 753,667
PEO Actually Paid Compensation Amount	$ 1,662,433
PEO Name	Goodin
Kivisto [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,628,905
PEO Actually Paid Compensation Amount	$ 8,384,701
PEO Name	Kivisto
2020-2022 Peer Group [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	$ 173.56	$ 136.60	$ 124.22	$ 128.00	$ 101.04	$ 100.00
2022-2023 Peer Group [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	173.59	136.68	123.90	126.85	100.01	100.00
2024 Peer Group [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	151.51	$ 117.03	$ 115.76	$ 113.87	$ 95.85	$ 100.00
PEO | Goodin [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Goodin [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Goodin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(339,417)
PEO | Goodin [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,248,183
PEO | Goodin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Goodin [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	823,955
PEO | Goodin [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Goodin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,397,278
PEO | Goodin [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,973,050)
PEO | Goodin [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Kivisto [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Kivisto [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Kivisto [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,162,624)
PEO | Kivisto [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,918,420
PEO | Kivisto [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,616,526
PEO | Kivisto [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	666,658
PEO | Kivisto [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Kivisto [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	635,236
PEO | Kivisto [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Kivisto [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	810,258
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	959,803
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	804,885
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	255,057
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	233,067
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(333,206)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0